Taxes (Schedule of Deferred Taxes in the Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
ASSETS
Asset subtotals	$ 6,449	$ 6,450
Liabilities [Abstract]
Liability subtotals	2,966	3,313
Prepaid Expenses and Other Current Assets [Member]
ASSETS
Prepaid expenses and other	728	822
Other Assets and Deferred Charges [Member]
ASSETS
Other assets and deferred charges	1,033	1,151
Assets [Member]
ASSETS
Asset subtotals	1,761	1,973
Accrued Liabilities [Member]
Liabilities [Abstract]
Accrued liabilities	56	176
Deferred Income Taxes and Other [Member]
Liabilities [Abstract]
Deferred income taxes and other	4,671	5,110
Liabilities, Total [Member]
Liabilities [Abstract]
Liability subtotals	$ 4,727	$ 5,286